Description of Organization and Business Operations (Details Narrative) - USD ($)	1 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended
	Apr. 27, 2022	Apr. 22, 2022	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 28, 2021
Subsidiary, Sale of Stock [Line Items]
Sale of units per share				$ 10.00
Percentage of asset held in trust account				80.00%	80.00%
Business combination, percentage of voting securities				50.00%	50.00%
Net tangible assets				$ 5,000,001	$ 5,000,001
Deposit				1,000,000	$ 1,000,000
Share Price					$ 0.10
Aggregate amount				2,000,000	$ 2,000,000
Cash				354,737	196,000
Working capital deficit				467,153	86,369
Principal amount					$ 250,000
Transaction costs				6,764,402
Underwriting fees				2,300,000
Deferred underwriting fees				4,025,000
Other offering costs				$ 439,402
Proceeds from IPO and Private Placement	$ 115,000,000
Share Price				$ 0.10
Issued shares description				the Company will issue 17.5 million shares of common stock to the former security holders of NaturalShrimp. In addition, the stockholders of Natural Shrimp are entitled to receive an additional 5.0 million common shares (current valuation of $50.0 million) based on achieving certain revenue targets for 2024 and 5 million common shares (current valuation of $50 million) based on achieving certain revenue targets for 2025. In the event the Company or NaturalShrimp validly terminates the Agreement because of a default by the other, a breakup fee of $3.0 million will be due to the terminating party.
Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Principal amount						$ 500,000
Proposed Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering					10,000,000
Sale of units per share					$ 10.00
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	1,500,000	1,500,000
Over-Allotment Option [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	1,500,000	1,500,000			11,500,000
Sale of units per share	$ 10.00
Sale of units in initial public offering aggragate amount	$ 15,000,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		313,500			313,500
Sale of units per share		$ 10.00			$ 10.00
Sale of units in initial public offering aggragate amount		$ 3,135,000			$ 3,135,000
Private Placement [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	30,000				343,500
Sale of units per share	$ 10.00				$ 10.00
Sale of units in initial public offering aggragate amount	$ 300,000				$ 3,435,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		10,000,000
Sale of units per share		$ 10.00
Sale of units in initial public offering aggragate amount		$ 100,000,000